Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Basis of presentation and basis of consolidation

3.    Basis of presentation and basis of consolidation

3.1 Basis of presentation

These consolidated financial statements have been issued in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and interpretations issued by the International Financial Reporting Interpretations Committee (collectively “IFRS”).

The consolidated financial statements have been authorized for issuance on May 29, 2020.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

The accompanying consolidated financial statements for the year ended December 31, 2019 have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. In connection with the preparation of our consolidated financial statements, we conducted an evaluation as to whether there were conditions and events, considered in the aggregate, which raised substantial doubt as to the entity’s ability to continue as a going concern within one year after the date of the issuance of our consolidated financial statements. As of December 31, 2019, as reflected in our consolidated financial statements, the Company had cash and cash equivalents of $123.2 million, of which $28.3 is restricted. The Company had an operating loss of $355.6 million and a net loss of $285.6 million for the year ended December 31, 2019.

Our business has historically been subject to fluctuations in the prices of our products and the market demand for them, caused by general and regional economic cycles, raw material and energy price fluctuations, competition and other factors. During the second half of 2018 and throughout 2019, we experienced the most dramatic decline in prevailing prices of our products,  which adversely affected our results. The timing, magnitude and duration of these cycles and the resulting price fluctuations are difficult to predict. Prior to the uncertainties described in this note management assessed that the Company had adequate financial resources, albeit with limited cash headroom, to operate as a going concern in the forthcoming twelve months. Management continue to closely monitor operating cash flows, and are pursuing additional sources of financing to increase liquidity to fund operations. At this time, however, additional financing has not been secured.

In early 2020, the outbreak of coronavirus disease (“COVID-19”) in China spread to other jurisdictions, including locations where the Company conducts business. As of the date of the issuance of the consolidated financial statements, the COVID-19 outbreak has not yet had a material effect on the Company’s liquidity or financial position. Management continue to monitor the impact that the COVID-19 pandemic is having on the Company, the specialty chemical industry and the economies in which the Company operates. Given the speed and frequency of continuously evolving developments with respect to this pandemic and the uncertainties this may bring for the Company and the demand for its products it is difficult to forecast the level of trading activities and hence cash flow in the next twelve months.  Management have developed an impact assessment to stress test and assess potential responses to a downside scenario. The assessment involves application of key assumptions around market demand and prices, including the extent of the decrease that might be experienced in summer 2020 and the subsequent timing and level of recovery. Additionally, judgment is required around the level and extent of mitigating actions such as reductions in operating costs and capital expenditure. Developing a reliable estimate of the potential impact on the results of operations and cash flow at this time is difficult as markets and industries react to the pandemic and the measures implemented in response to it, but the downside scenario analysis supports an expectation that the Company will have cash headroom to continue to operate throughout the following twelve months. The key assumption underlying this assessment is a recovery in forecast trading activity in the latter part of 2020.

Additionally, as discussed in Note 27, the Indenture governing the Notes includes provisions which, in the event of a change of control, would require the Company to offer to redeem the outstanding senior Notes at a cash purchase price equal to 101% of the principal amount of the Notes, plus any accrued and unpaid interest. GVM currently owns approximately 54% of the Company’s voting stock, and a significant majority of GVM’s shares in the Company are pledged as collateral for GVM’s obligations to certain of its lenders. A change of control may occur if a person other than a Permitted Holder (as defined in Note 27) were to acquire 35% or more of the Company’s outstanding shares at a time when the Permitted Holders held an equal or lesser percentage. While GVM maintains its current shareholding, a change of control cannot occur. Based on the provisions cited above, a change of control as defined in the Indenture is unlikely to occur but the matter it is beyond the Company’s control. If a change of control were to occur, the company may not have sufficient financial resources available to satisfy all of its obligations.

Management acknowledges that the material uncertainties, previously described, the most significant in value terms being the potential repayment of the outstanding balance of the Senior Notes should there be a change of control, raise substantial doubt as to the ability of the Company to continue as a going concern for a period of twelve months following the date our consolidated financial statements are issued. Nevertheless, as described above, management believes that the Group has adequate resources to continue in operational existence for the foreseeable future. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as going concern.

3.2 International financial reporting standards

Application of new accounting standards

New and amended standards and interpretations adopted by the Company

Standards, interpretations and amendments effective from January 1, 2019, applied by the Company in the preparation of these consolidated financial statements:

•	IFRS 9 (Amendment) ‘Financial Instruments’
•	IFRS 16 ‘Leases’
•	IAS 19 (Amendment) ‘ Employee Benefits’
•	IAS 28 (Amendment) ‘Interests in Associates and Joint Ventures’
•	IFRIC Interpretation 23 ‘Uncertainty over Income Tax Treatments’
•	Annual improvements cycle to IFRS 2015-2017

The impacts of applying IFRS 16 for the first time is discussed further below. The applications of the other amendments and interpretations above did not have an impact on the consolidated financial statements of the Company. The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Adoption of IFRS 16 – Leases

IFRS 16 Leases replaces the existing standard on accounting for leases, IAS 17, and the related interpretations. The Company applied the standard from its mandatory adoption date of January 1, 2019 and transitioned to the standard in accordance with the modified retrospective approach; the prior year figures have not been adjusted. The Company elected the practical expedient in paragraph IFRS 16:C3 that permits an entity not to reassess whether a contract is, or contains, a lease at the date of initial application. IFRS 16 has had the following effect on components of the consolidated financial statements:

January 1, 2019
US$'000
Operating lease obligations at December 31, 2018	31,263
Minimum lease payments on finance lease liabilities at December 31, 2018	74,918
Gross lease liabilities at January 1, 2019	106,181
Discounting	9,238
Lease liabilities at January 1, 2019	96,943
Present value of finance lease liabilities at December 31, 2018	66,471
Additional lease liabilities as a result of the initial application of IFRS 16 as at January 1, 2019	30,472

2019
US$'000
Balance at December 31, 2018	(66,471)
Adoption of IFRS 16	(30,472)
Additions	(4,858)
Disposals and other	163
Interest	(1,972)
Lease payments	75,807
Exchange differences	1,931
Balance at December 31, 2019	(25,872)

On January 1, 2019, on adoption of IFRS 16, lease liabilities were discounted at the weighted average borrowing rate. The weighted average discount rate was 5.5% for the year ended December 31, 2019.

Leases are presented as follows in the Statement of financial position:

2019
US$'000
Non-current assets
Leased land and buildings	13,298
Leased plant and machinery	24,025
Accumulated depreciation	(12,386)

Non-current liabilities
Lease liabilities	(16,972)

Current liabilities
Lease liabilities	(8,900)

Leases are presented as follows in the Consolidated income statement:

2019
US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	15,098

Finance costs
Interest expense on lease liabilities	1,972

Exchange differences
Currency translation gains on lease liabilities	1,931
Currency translation losses on right of use assets	(2,686)

Leases are presented as follows in the Statement of cash flows:

2019
US$'000
Payments for:
Principal	73,835
Interest	1,972

New and amended standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the reporting period ended December 31, 2019 and have not been early adopted by the Company. Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2020:

•	IFRS 17 ‘Insurance Contracts’
•	IFRS 3 (Amendment) ‘Definition of Business’
•	IAS 1 and IAS 8 (Amendment) ‘Definition of Material’
•	IAS 1 (Amendment) ‘Classification of liabilities’
•	IFRS 7 and IFRS 9. Amendments regarding pre-replacement issues in the context of the IBOR reform
•	Amendments to References to the Conceptual Frameworks in IFRS Standards

None of these standards or interpretations that are not yet effective are expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

3.3 Currency

The Parent’s functional currency is the Euro. The functional currencies of subsidiaries are determined by the primary economic environment in which each subsidiary operates.

The reporting currency of the Company is U.S. Dollars and as such the accompanying results and financial position have been translated pursuant to the provisions indicated in IAS 21.

All differences arising from the aforementioned translation are recognized in equity under “Translation differences.”

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statement when the gain or loss on disposal is recognized.

3.4 Responsibility for the information and use of estimates

The information in these consolidated financial statements is the responsibility of Ferroglobe’s management.

Certain assumptions and estimates were made by management in the preparation of these consolidated financial statements, including:

•	The impairment losses on certain assets, including property, plant and equipment and goodwill.
•	The useful life of property, plant and equipment and intangible assets.
•	The fair value of certain unquoted financial assets.
•	The assumptions used in the actuarial calculation of pension liabilities.
•	The discount rate used to calculate the present value of certain collection rights and payment obligations.
•	Provisions for contingencies and environmental liabilities.
•	The calculation of income tax and of deferred tax assets and liabilities.

The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates. Changes in accounting estimates are applied in accordance with IAS 8.

At the date of preparation of these consolidated financial statements no events had taken place that might constitute a significant source of uncertainty regarding the accounting effect that such events might have in future reporting periods.

3.5 Basis of consolidation

The financial statements of the subsidiaries are fully consolidated with those of the Parent. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated in consolidation.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statement of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Loss attributable to non-controlling interests” in the consolidated income statement.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.